Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33765
Entity Registrant Name	AIRNET TECHNOLOGY INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 301
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100027
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001413745
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Audit Alliance LLP	Marcum Asia CPAs LLP (Formerly Marcum Bernstein & Pinchuk LLP)
Auditor Firm ID	3487	5395
Auditor Location	Singapore	New York, NY
Business contact
Document and Entity Information
Entity Address, Address Line One	Suite 301,
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	10027
Entity Address, Country	CN
City Area Code	86
Local Phone Number	10 8460 8818
Contact Personnel Name	Dan Shao
Contact Personnel Email Address	ellen@airmedia.com.sg
ADS
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value US$0.04 per share
Trading Symbol	ANTE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	24,818
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.04 per share*
Trading Symbol	ANTE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	8,923,687